Basis of Presentation and General Information - Proforma (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Pro forma voyage revenues	$ 1,368,856	$ 1,343,068
Pro forma operating income	368,992	268,393
Pro forma net income	$ 289,551	$ 180,767
Pro forma income per share, basic	$ 2.53	$ 1.43
Pro forma income per share, diluted	$ 2.45	$ 1.40